Equity-accounted investees - Narrative (Details)				3 Months Ended	12 Months Ended
	Nov. 23, 2016 USD ($) T	Jun. 02, 2016 ship joint_venture T	May 20, 2016 ship	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 17, 2018 USD ($)	Jun. 29, 2018 USD ($)	Apr. 20, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 29, 2018 USD ($)
Disclosure of joint ventures [line items]
Number of joint ventures disposed of | joint_venture		2
Number of joint ventures acquired | joint_venture		2
Outstanding				$ 1,085,562,000	$ 1,708,168,000	$ 848,710,000	$ 1,085,562,000
Number of vessels assumed | ship		2
Commitments in relation to joint ventures				0	$ 0	$ 0	$ 0
Seven Seas Shipping Ltd.
Disclosure of joint ventures [line items]
Ownership percentage in joint venture	50.00%				50.00%	50.00%	50.00%
Joint ventures
Disclosure of joint ventures [line items]
Ownership percentage in joint venture							50.00%
Outstanding					$ 184,513,000	$ 0
Senior Secured Loans
Disclosure of joint ventures [line items]
Notional amount								$ 200,000,000.0			$ 220,000,000.0	$ 220,000,000.0
Outstanding					200,000,000
Senior Secured Loans | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount												220,000,000.0
Borrowing costs recognised as expense					2,200,000.0
Outstanding					186,100,000
Term Loan | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount												110,000,000.0
Revolving Loan | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount												$ 110,000,000.0
Interest rate swaps
Disclosure of joint ventures [line items]
Notional amount										$ 86,800,000
Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Derivative notional amount					$ 208,800,000.0				$ 208,800,000.0
Percent ownership in derivative					50.00%
Vessels
Disclosure of joint ventures [line items]
Number of vessels assumed | ship			2
V.K Eddie | Vessels | Seven Seas Shipping Ltd.
Disclosure of joint ventures [line items]
Percent of gain eliminated	50.00%				50.00%
Vessel, mass | T	305,261
Payments to acquire vessel	$ 39,000,000
Sale price				$ 9,300,000
Captain Michael | Vessels
Disclosure of joint ventures [line items]
Vessel, mass | T		157,648
The Maria | Vessels
Disclosure of joint ventures [line items]
Vessel, mass | T		157,523
Minimum | Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Remaining maturity					3 years
Maximum | Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Remaining maturity					4 years